Other Expenses, Gains and Losses 1 (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other expenses, gains and losses [Line Items]
Utilities and operating supplies				$ 116		$ 195		$ 207
Contract labor and services				65		152		151
Repairs and maintenance				65		85		93
Provision for expected credit losses, net				52		24		9
Advertising and promotions				27		129		124
Royalty fees				22		113		112
Management fees	[1]			16		47		50
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities				3		8		0
Operating lease expense				0		0		15
Auditor's remuneration				2		2		2
Loss on disposal of property and equipment, investment properties and intangible assets		$ 7	$ 7	73	[2],[3]	16	[2],[3]	131	[2],[3]
Impairment loss on property and equipment	[4]			0		65		0
Foreign exchange loss (gain)		10	(20)	(17)		(35)		(4)
Other support services				58		101		100
Other operating expenses				62		115		99
Other expenses, gains and losses		$ 286	$ 218	544		1,017		1,089
Management fee charged by third parties	[1]			3		24		23
Services received, net of amounts capitalized, related party transactions	[1]			13		$ 23		27
The Londoner Macao [Member] | Demolition costs [Member]
Disclosure of other expenses, gains and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[3]			$ 34
The Grand Suites at Four Seasons [Member]
Disclosure of other expenses, gains and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[2]							$ 128

[1]	Total management fees for the year ended December 31, 2018, 2019 and 2020 includes US$23 million, US$24 million and US$3 million charged by third parties and US$27 million, US$23 million and US$13 million charged by related parties, net of amounts capitalized.
[2]	The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[3]	The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
[4]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).